Changes in Stockholders Equity (Deficit) (Details Narrative) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes In Stockholders Equity Deficit Details Narrative
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Series A Convertible Preferred Stock designated	2,000,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized shares	300,000,000	300,000,000	300,000,000